BROWN ADVISORY OPPORTUNITY FUND
Ticker:  BIAOX

Supplement dated May 13, 2010 to
Prospectus dated April 12, 2010

Effective April 26, 2010, Darryl R Oliver replaced David B. Powell, CFA as the lead manager of the Brown Advisory Opportunity Fund.  Accordingly, referenced pages of the Prospectus are updated as follows:

Page 37:

Management

Investment Advisor	Portfolio Manager
Brown Investment Advisory Incorporated	Darryl R. Oliver, Portfolio Manager, has been the lead manager of the Fund since April 2010.

Pages 90-91:

Brown Advisory Opportunity Fund.  An investment team has managed the Fund since its inception in December 2005.  Mr. Darryl R. Oliver is the team’s lead manager and works with the team on developing and executing the Fund’s investment program.  Mr. Oliver retains sole decision-making authority over the day-to-day management of the Fund’s assets:

Darryl R. Oliver, CFA has been the Portfolio Manager for the Fund since April 2010, and is a specialist in large cap growth securities.  Previously he worked with the Large Cap Growth Team at Brown Advisory and as an Equity Research Analyst in Consumer Staples with the Adviser since 2008.  From 2004 to 2008 he served as a Portfolio Manager and Analyst in Real Estate Securities with the Adviser and as an Equities Assistant Portfolio Manager from 1999-2003.  Mr. Oliver graduated with a B.A. from the University of Maryland Baltimore County in 1995 and received an MBA from the University of Maryland in 2002.

Please retain this supplement with the Prospectus.

BROWN ADVISORY OPPORTUNITY FUND
Ticker:  BIAOX

Supplement dated May 13, 2010 to
Statement of Additional Information dated April 12, 2010

Effective April 26, 2010, Darryl R Oliver replaced David B. Powell, CFA as the lead manager of the Brown Advisory Opportunity Fund.  Accordingly, Mr. Oliver’s information is added to the referenced pages of the Statement of Additional Information as follows:

Page 32:

Other Accounts Under Management. As of March 31, 2010, Darryl R. Oliver managed no other investment companies, pooled investment vehicles or any other accounts.

Page 36:

Portfolio Managers Ownership in the Fund. As of March 31, 2010, Darryl R. Oliver beneficially owned shares of each Fund as summarized in the following table:

Fund/Portfolio Manager	Dollar Range of Beneficial Ownership in the Corresponding Fund as of March 31, 2010
Brown Advisory Opportunity Fund
Darryl R. Oliver	$1-$10,000

Please retain this supplement with the Statement of Additional Information.